VARIABLE INTEREST ENTITY (VIEs) - Balance Sheet of Variable Interest Entity (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity [Line Items]
Cash	$ 65,710	$ 40,686	$ 98,998	$ 103,100
Restricted cash	117,488	136,559
Vessels and equipment, net	1,652,710	1,730,676
Total assets	2,252,708	2,231,662
Accrued liabilities	17,438	21,230
Current portion of long term-debt	78,101	118,693
Long-term debt	1,296,609	1,212,419
Total liabilities	1,648,279	1,635,147
Total equity	604,429	596,515	$ 601,739	$ 570,127
Total liabilities and equity	2,252,708	2,231,662
PT Golar Indonesia
Variable Interest Entity [Line Items]
Cash	14,124	14,783
Restricted cash	10,361	10,281
Vessels and equipment, net	290,638	311,751
Other assets	12,121	14,552
Total assets	327,244	351,367
Accrued liabilities	9,989	9,247
Current portion of long term-debt	13,633	13,263
Amounts due to related parties	135,809	172,979
Long-term debt	102,500	96,346
Other liabilities	68	158
Total liabilities	261,999	291,993
Total equity	65,245	59,374
Total liabilities and equity	$ 327,244	$ 351,367